PROVISIONS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in provisions
Provision beginning of the period	₽ (16,287)	₽ (74,302)	₽ (12,161)
Arising during the year	(19,755)	(19,855)	(73,238)
Utilised	16,709	72,227	14,620
Discount rate adjustment and imputed interest (change in estimates)	(70)	30	(46)
Unused amounts reversed	510	712	2,251
Arising due to acquisitions of subsidiaries		(9)	(2,262)
Disposal of a subsidiary	369	1,608
Other	(64)	3,302	(3,466)
Provision end of the period	(18,588)	(16,287)	(74,302)
Current portion	(13,460)	(11,526)	(70,911)
Non-current portion	(5,128)	(4,761)	(3,391)
Tax provisions other than for income tax
Changes in provisions
Provision beginning of the period	(563)	(252)	(310)
Arising during the year	(211)	(410)	(374)
Utilised	29	19	336
Discount rate adjustment and imputed interest (change in estimates)	1
Unused amounts reversed	8	34	211
Arising due to acquisitions of subsidiaries			(113)
Disposal of a subsidiary	115	50
Other		(4)	(2)
Provision end of the period	(621)	(563)	(252)
Current portion	(621)	(563)	(252)
Provision for decommissioning and restoration
Changes in provisions
Provision beginning of the period	(4,788)	(3,109)	(1,049)
Arising during the year	(914)	(2,341)	(1,912)
Utilised	54	19	18
Discount rate adjustment and imputed interest (change in estimates)	(138)	42	(223)
Unused amounts reversed	513		89
Disposal of a subsidiary		760
Other		(159)	(32)
Provision end of the period	(5,273)	(4,788)	(3,109)
Current portion	(229)	(126)
Non-current portion	(5,044)	(4,662)	(3,109)
Employee bonuses and other rewards
Changes in provisions
Provision beginning of the period	(10,043)	(10,378)	(10,157)
Arising during the year	(14,770)	(16,896)	(14,259)
Utilised	16,489	16,055	13,873
Discount rate adjustment and imputed interest (change in estimates)	67	(12)	177
Unused amounts reversed	(125)	523	1,079
Arising due to acquisitions of subsidiaries		(9)	(984)
Disposal of a subsidiary	245	672
Other	(62)	2	(107)
Provision end of the period	(8,199)	(10,043)	(10,378)
Current portion	(8,115)	(9,944)	(10,096)
Non-current portion	(84)	(99)	(282)
SEC Provision
Changes in provisions
Provision beginning of the period		(59,050)
Arising during the year			(55,752)
Utilised		55,607
Other		3,443	(3,298)
Provision end of the period			(59,050)
Current portion			(59,050)
Letigations and Other provisions (Note 34)
Changes in provisions
Provision beginning of the period	(893)	(1,513)	(645)
Arising during the year	(3,860)	(208)	(941)
Utilised	137	527	393
Unused amounts reversed	114	155	872
Arising due to acquisitions of subsidiaries			(1,165)
Disposal of a subsidiary	9	126
Other	(2)	20	(27)
Provision end of the period	(4,495)	(893)	(1,513)
Current portion	₽ (4,495)	₽ (893)	₽ (1,513)